Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	¥ 2,350,641	$ 360,252	¥ 1,370,375
Allowance for doubtful accounts	(15,770)	(2,417)	(22,894)	$ (3,509)	¥ (2,249)	¥ (2,183)
Accounts receivable, net	¥ 2,334,871	$ 357,835	¥ 1,347,481